Commitments and Contingencies - Environmental (Details) € in Millions		1 Months Ended																		3 Months Ended	12 Months Ended
	Feb. 09, 2022 USD ($)	Dec. 31, 2021 USD ($) lawsuit case	Nov. 30, 2021 lawsuit	Oct. 31, 2021 USD ($) bill lawsuit	Sep. 30, 2021 EUR (€) case	Jul. 31, 2021 lawsuit	Feb. 28, 2021 lawsuit	Dec. 31, 2020 waterProvider	Aug. 31, 2020 lawsuit	Jun. 30, 2020 lawsuit	Apr. 30, 2020 subsidiary	Jul. 31, 2019 landfill	Jun. 30, 2019 lawsuit party	May 31, 2019 lawsuit party	Apr. 30, 2019 USD ($)	Mar. 31, 2019 lawsuit facility	Feb. 28, 2018 USD ($)	Aug. 31, 2016 individual	Oct. 31, 2015 water_work	Mar. 31, 2018 USD ($)	Dec. 31, 2021 USD ($) lawsuit individual recommendedOption mile defendant chemical facility plaintiff case perfluorinated_material
City Of Decatur, Decatur Utilities, And Morgan County
Loss contingencies
Accrual for environmental loss contingencies, gross | $				$ 99,000,000
City Of Guin, Water Works And Sewer Board
Loss contingencies
Accrual for environmental loss contingencies, gross | $		$ 30,000,000																			$ 30,000,000
Zwijndrecht
Loss contingencies
Accrual for environmental loss contingencies, gross | €					€ 125
Accrual for environmental loss contingencies, period					3 years
Environmental Matters - Remediation
Loss contingencies
Accrued loss contingency reserve | $		29,000,000																			$ 29,000,000
Number of years remediation payments expected to be paid for applicable sites																					20 years
Environmental Matters - Other
Loss contingencies
Accrued loss contingency reserve | $		0																			$ 0
Insurance receivables | $		$ 8,000,000																			$ 8,000,000
Environmental Matters - Aqueous Film Forming Foam Litigation
Loss contingencies
Number of putative class action and other lawsuits																					2,043
Number of class action lawsuits																					32
Environmental Matters - Aqueous Film Forming Foam Litigation | U.S. Judicial Panel on Multidistrict Litigation (MDL)
Loss contingencies
Number of water supplier cases							10
Number of water supplier cases selected				3
Environmental Matters - Aqueous Film Forming Foam Litigation | Various state courts
Loss contingencies
Number of lawsuits pending		5																			5
Number of cases stayed																					5
Number of lawsuits served																					15
Number of lawsuits filed													8
Environmental Matters - Aqueous Film Forming Foam Litigation | Federal court
Loss contingencies
Number of lawsuits pending		2																			2
Environmental Matters - Aqueous Film Forming Foam Litigation | State court in Wisconsin
Loss contingencies
Number of subsidiaries of plaintiff | subsidiary											2
Environmental Matters - Other Environmental Litigation
Loss contingencies
Accrued loss contingency reserve | $		$ 412,000,000																			$ 412,000,000
Charge for environmental resolutions | $																					$ 449,000,000
Environmental Matters - Other Environmental Litigation | New Jersey
Loss contingencies
Approximate number of miles of a river seeking to be cleaned | mile																					8
The value the award the plaintiff seeks | $																					$ 165,000,000
Number of chemicals of concern in the sediment | chemical																					8
Number of commercial drum conditioning facilities | facility																					2
Environmental Matters - Other Environmental Litigation | Minimum | New Jersey
Loss contingencies
Number of unnamed defendant | defendant																					120
Environmental Matters - Other PFAS-related Environmental Litigation
Loss contingencies
Increase (decrease) accrued loss contingency reserve | $																					$ 138,000,000
Litigation payments | $																					$ 142,000,000
Environmental Matters - Other PFAS-related Environmental Litigation | Decatur, Alabama
Loss contingencies
Number of perfluorinated materials (FBSA and FBSEE) the company cannot release into "the waters of the United States." | perfluorinated_material																					2
Environmental Matters - Other PFAS-related Environmental Litigation | New Jersey
Loss contingencies
Number of lawsuits filed		4																			14
Loss contingency, medical monitoring and damages																					8
Loss contingency, personal injuries | case																					6
Number of cases dismissed | case																					5
Environmental Matters - Other PFAS-related Environmental Litigation | Michigan
Loss contingencies
Number of putative class action and other lawsuits																					1
Number of plaintiffs | plaintiff																					1
Number of plaintiffs added to case | case					4
Total number of federal bellwether cases																					5
Number of federal bellwether cases the court issued the first round of dispositive motion rulings																					2
Number of cases settled																					1
Number of federal cases																					3
Number of lawsuits filed																					275
Environmental Matters - Other PFAS-related Environmental Litigation | U.S. District Court of New York State
Loss contingencies
Number of putative class action and other lawsuits																					1
Number of plaintiffs | individual																					24
Number of additional plaintiffs | individual																					8
Number of additional new claims filed																					4
Number of lawsuits filed																					40
Environmental Matters - Other PFAS-related Environmental Litigation | U.S. District Court of New York State | Subsequent Event
Loss contingencies
Settlement amount paid | $	$ 65,000,000
Environmental Matters - Other PFAS-related Environmental Litigation | U.S. District Court of Eastern District of New York
Loss contingencies
Number of lawsuits pending		13																			13
Environmental Matters - Other PFAS-related Environmental Litigation | Alabama and Georgia
Loss contingencies
Number of putative class action and other lawsuits																					3
Environmental Matters - Other PFAS-related Environmental Litigation | Cities located downstream along the Coosa River
Loss contingencies
Number of putative class action and other lawsuits																					3
Environmental Matters - Other PFAS-related Environmental Litigation | State court of California
Loss contingencies
Number of local water providers | waterProvider								10
Environmental Matters - Other PFAS-related Environmental Litigation | Delaware.
Loss contingencies
Number of putative class action and other lawsuits																					1
Environmental Matters - Regulatory Activities
Loss contingencies
Number of years after phase-out decision in May 2000 that the Company stopped manufacturing and using vast majority of perfluorooctanyl compounds																					2 years
Environmental Matters - Regulatory Activities | CALIFORNIA
Loss contingencies
Number of PFAS food packaging bills signed into law | bill				2
Environmental Matters - Litigation | Decatur, Alabama
Loss contingencies
Number of putative class action and other lawsuits																					2
Number of closed municipal landfills | landfill												3
Environmental Matters - Litigation | Alabama
Loss contingencies
Number of local water works for whom the water authority supplies water | water_work																			5
Litigation settlement awarded | $															$ 35,000,000
Environmental Matters - Litigation | State Court of Lawrence County, Alabama
Loss contingencies
Number of plaintiffs | individual																					4,500
Environmental Matters - Litigation | U.S. District Court for the Northern District of Alabama
Loss contingencies
Number of additional plaintiffs | individual																					42
Environmental Matters - Litigation | Minnesota
Loss contingencies
Litigation settlement awarded | $																				$ 897,000,000
Settlement amount paid | $																	$ 850,000,000
Number of recommended options for utilizing the Water Quality and Sustainability Fund seeking public comment | recommendedOption																					3
Environmental Matters - Litigation | State court in New York
Loss contingencies
Number of lawsuits filed																					4
Environmental Matters - Litigation | New Jersey
Loss contingencies
Number of additional new claims filed										2
Loss contingency, number of parties jointly and severally liable in litigation | party														6
Number of lawsuits filed										2						2
Environmental Matters - Litigation | Salem County, New Jersey
Loss contingencies
Number of facilities related to the manufacture and disposal of PFAS | facility																2
Environmental Matters - Litigation | New Hampshire
Loss contingencies
Loss contingency, number of parties jointly and severally liable in litigation | party														7
Number of lawsuits filed														2
Environmental Matters - Litigation | Vermont
Loss contingencies
Loss contingency, number of parties jointly and severally liable in litigation | party													10
Number of lawsuits filed													2
Environmental Matters - Litigation | Michigan
Loss contingencies
Number of lawsuits filed									2
Environmental Matters - Litigation | ALASKA
Loss contingencies
Number of lawsuits filed						2
Environmental Matters - Litigation | NORTH CAROLINA
Loss contingencies
Number of lawsuits filed			4
Environmental Matters - Litigation | Federal court of Michigan
Loss contingencies
Number of lawsuits filed									1
Environmental Matters - Litigation | Maximum | Lake Elmo, Minnesota
Loss contingencies
Settlement amount paid | $															$ 5,000,000
Environmental Matters - Litigation | Minimum | State Court of Lawrence County, Alabama
Loss contingencies
Number of plaintiffs | individual																		200